Debt - Summary of Debt Continuity (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Financial Instruments [Abstract]
Borrowings at beginning of period	$ 3,204	$ 4,162	$ 3,798	$ 5,181
Cash flows
Issuance of debt	1,802	2,426	0	0
Debt redemption or purchase	(315)	(426)	(638)	(835)
Scheduled debt repayments	(23)	(31)	0	0
Revolving credit facilities	262	363	0	0
Non-cash changes
Loss on debt redemption or purchase	8	11	38	50
Changes in foreign exchange rates	0	(216)	0	(244)
Finance fees and discount amortization	(29)	(39)	0	0
Other	4	5	6	10
Borrowings at end of period	$ 4,913	$ 6,255	$ 3,204	$ 4,162